SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Customer Deposits (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Customer deposits	¥ 298,956	¥ 284,975